Commitments and Contingencies - Summary of Contractual Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Ethylene Export Terminal capital contributions
2023	$ 34,000
2024	79,000
2025	2,348
2026	0
2027	0
Thereafter	0
Total	115,348
Office operating leases
2023	149
2024	1,016
2025	1,265
2026	1,054
2027	1,264
Thereafter	0
Total	4,748	$ 4,590
Total contractual obligations
2023	95,375
2024	203,040
2025	396,229
2026	152,971
2027	68,804
Thereafter	202,548
Total	1,118,967
Secured term loan facilities and revolving credit facilities [Member]
Long-term debt
2023	61,226
2024	123,024
2025	292,616
2026	107,216
2027	67,540
Thereafter	202,548
Total	854,170
2020 Bonds [Member]
Long-term debt
2023	0
2024	0
2025	100,000
2026	0
2027	0
Thereafter	0
Total	100,000
Navigator Aurora Facility [Member]
Long-term debt
2023	0
2024	0
2025	0
2026	44,701
2027	0
Thereafter	0
Total	$ 44,701